Convertible Securities and Attached Warrants (Details) - Schedule of assumptions used to measure the fair value of December 2020 warrants on the date of issuance	6 Months Ended
Jun. 30, 2022 $ / shares
Series A [Member]
Convertible Securities and Attached Warrants (Details) - Schedule of assumptions used to measure the fair value of December 2020 warrants on the date of issuance [Line Items]
Expected term in years	7 years
Stock price (in Dollars per share)	$ 2.32
Expected dividend yield	0.00%
Volatility	46.68%
Risk-free interest Rate	0.63%
Initial fair value per share (in Dollars per share)	$ 1.01
Series B [Member]
Convertible Securities and Attached Warrants (Details) - Schedule of assumptions used to measure the fair value of December 2020 warrants on the date of issuance [Line Items]
Expected term in years	2 years
Stock price (in Dollars per share)	$ 2.4
Expected dividend yield	0.00%
Volatility	49.61%
Risk-free interest Rate	0.20%
Initial fair value per share (in Dollars per share)	$ 0.58
Series C [Member]
Convertible Securities and Attached Warrants (Details) - Schedule of assumptions used to measure the fair value of December 2020 warrants on the date of issuance [Line Items]
Expected term in years	7 years
Stock price (in Dollars per share)	$ 2.4
Expected dividend yield	0.00%
Volatility	46.68%
Risk-free interest Rate	0.63%
Initial fair value per share (in Dollars per share)	$ 0.83
Series D [Member]
Convertible Securities and Attached Warrants (Details) - Schedule of assumptions used to measure the fair value of December 2020 warrants on the date of issuance [Line Items]
Expected term in years	5 years
Stock price (in Dollars per share)	$ 2.97
Expected dividend yield	0.00%
Volatility	43.05%
Risk-free interest Rate	0.63%
Initial fair value per share (in Dollars per share)	$ 1.07
Series E [Member]
Convertible Securities and Attached Warrants (Details) - Schedule of assumptions used to measure the fair value of December 2020 warrants on the date of issuance [Line Items]
Expected term in years	1 year
Stock price (in Dollars per share)	$ 3.02
Expected dividend yield	0.00%
Volatility	50.45%
Risk-free interest Rate	0.21%
Initial fair value per share (in Dollars per share)	$ 0.53
Series F [Member]
Convertible Securities and Attached Warrants (Details) - Schedule of assumptions used to measure the fair value of December 2020 warrants on the date of issuance [Line Items]
Expected term in years	5 years
Stock price (in Dollars per share)	$ 2.97
Expected dividend yield	0.00%
Volatility	43.05%
Risk-free interest Rate	0.63%
Initial fair value per share (in Dollars per share)	$ 0.89